Fair Value of Financial Assets and Liabilities - Fair Value of Financial Liabilities Recorded at Amortized Cost(Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Long-term debt (including amounts due within one year)	$ 669	$ 721
Long-term debt to financing trusts	390	390
Estimate of Fair Value Measurement [Member]
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Long-term debt (including amounts due within one year)	37,114	37,272
Long-term debt to financing trusts	470	467
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 1 [Member]
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Long-term debt (including amounts due within one year)	0	0
Long-term debt to financing trusts	0	0
Spent Nuclear Fuel Obligation, Noncurrent	0	0
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 2 [Member]
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Long-term debt (including amounts due within one year)	34,897	35,416
Long-term debt to financing trusts	0	0
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 3 [Member]
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Long-term debt (including amounts due within one year)	2,217	1,856
Long-term debt to financing trusts	470	467
Reported Value Measurement [Member]
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Long-term debt (including amounts due within one year)	32,902	31,149
Long-term debt to financing trusts	390	390
Commonwealth Edison Co [Member]
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Long-term debt to financing trusts	205	205
Commonwealth Edison Co [Member] | Estimate of Fair Value Measurement [Member]
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Long-term debt (including amounts due within one year)	11,305	11,117
Long-term debt to financing trusts	248	246
Commonwealth Edison Co [Member] | Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 1 [Member]
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Long-term debt (including amounts due within one year)	0	0
Long-term debt to financing trusts	0	0
Commonwealth Edison Co [Member] | Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 2 [Member]
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Long-term debt (including amounts due within one year)	11,305	11,117
Long-term debt to financing trusts	0	0
Commonwealth Edison Co [Member] | Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 3 [Member]
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Long-term debt (including amounts due within one year)	0	0
Long-term debt to financing trusts	248	246
Commonwealth Edison Co [Member] | Reported Value Measurement [Member]
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Long-term debt (including amounts due within one year)	9,773	8,983
Long-term debt to financing trusts	205	205
PECO Energy Co [Member]
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Long-term debt to financing trusts	184	184
PECO Energy Co [Member] | Estimate of Fair Value Measurement [Member]
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Long-term debt (including amounts due within one year)	4,790	4,603
Long-term debt to financing trusts	222	221
PECO Energy Co [Member] | Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 1 [Member]
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Long-term debt (including amounts due within one year)	0	0
Long-term debt to financing trusts	0	0
PECO Energy Co [Member] | Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 2 [Member]
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Long-term debt (including amounts due within one year)	4,740	4,553
Long-term debt to financing trusts	0	0
PECO Energy Co [Member] | Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 3 [Member]
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Long-term debt (including amounts due within one year)	50	50
Long-term debt to financing trusts	222	221
PECO Energy Co [Member] | Reported Value Measurement [Member]
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Long-term debt (including amounts due within one year)	4,197	3,753
Long-term debt to financing trusts	184	184
Baltimore Gas and Electric Company [Member] | Estimate of Fair Value Measurement [Member]
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Long-term debt (including amounts due within one year)	4,406	4,366
Baltimore Gas and Electric Company [Member] | Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 1 [Member]
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Long-term debt (including amounts due within one year)	0	0
Baltimore Gas and Electric Company [Member] | Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 2 [Member]
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Long-term debt (including amounts due within one year)	4,406	4,366
Baltimore Gas and Electric Company [Member] | Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 3 [Member]
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Long-term debt (including amounts due within one year)	0	0
Baltimore Gas and Electric Company [Member] | Reported Value Measurement [Member]
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Long-term debt (including amounts due within one year)	3,961	3,664
Pepco Holdings LLC [Member]
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Long-term debt (including amounts due within one year)	495	534
Pepco Holdings LLC [Member] | Estimate of Fair Value Measurement [Member]
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Long-term debt (including amounts due within one year)	8,137	7,905
Pepco Holdings LLC [Member] | Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 1 [Member]
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Long-term debt (including amounts due within one year)	0	0
Pepco Holdings LLC [Member] | Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 2 [Member]
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Long-term debt (including amounts due within one year)	5,970	6,099
Pepco Holdings LLC [Member] | Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 3 [Member]
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Long-term debt (including amounts due within one year)	2,167	1,806
Pepco Holdings LLC [Member] | Reported Value Measurement [Member]
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Long-term debt (including amounts due within one year)	7,547	7,006
Potomac Electric Power Company [Member] | Estimate of Fair Value Measurement [Member]
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Long-term debt (including amounts due within one year)	4,176	4,084
Potomac Electric Power Company [Member] | Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 1 [Member]
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Long-term debt (including amounts due within one year)	0	0
Potomac Electric Power Company [Member] | Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 2 [Member]
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Long-term debt (including amounts due within one year)	3,201	3,336
Potomac Electric Power Company [Member] | Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 3 [Member]
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Long-term debt (including amounts due within one year)	975	748
Potomac Electric Power Company [Member] | Reported Value Measurement [Member]
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Long-term debt (including amounts due within one year)	3,445	3,165
Delmarva Power & Light Company [Member] | Estimate of Fair Value Measurement [Member]
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Long-term debt (including amounts due within one year)	1,978	1,939
Delmarva Power & Light Company [Member] | Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 1 [Member]
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Long-term debt (including amounts due within one year)	0	0
Delmarva Power & Light Company [Member] | Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 2 [Member]
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Long-term debt (including amounts due within one year)	1,426	1,484
Delmarva Power & Light Company [Member] | Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 3 [Member]
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Long-term debt (including amounts due within one year)	552	455
Delmarva Power & Light Company [Member] | Reported Value Measurement [Member]
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Long-term debt (including amounts due within one year)	1,810	1,677
Atlantic City Electric Company [Member] | Estimate of Fair Value Measurement [Member]
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Long-term debt (including amounts due within one year)	1,732	1,620
Atlantic City Electric Company [Member] | Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 1 [Member]
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Long-term debt (including amounts due within one year)	0	0
Atlantic City Electric Company [Member] | Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 2 [Member]
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Long-term debt (including amounts due within one year)	1,091	1,018
Atlantic City Electric Company [Member] | Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 3 [Member]
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Long-term debt (including amounts due within one year)	641	602
Atlantic City Electric Company [Member] | Reported Value Measurement [Member]
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Long-term debt (including amounts due within one year)	$ 1,582	$ 1,413